STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (5,243,819)	$ (4,509,172)	$ (5,772,958)	$ (5,749,382)
Adjustments to reconcile net loss to net cash used in operating activities
Warrants issued for services	57,005	62,731	78,390	416,934
Stock options issued for services	500,591	339,076	387,688	794,738
Common stock issued for services and fees	373,888	135,333	172,192	270,343
Depreciation and amortization and noncash patent expenses	499,197	322,495	465,795	325,946
Loss on disposal of property and equipment		10,084	10,084
(Increase) decrease in assets
Prepaid expenses and other current assets	269,630	268,560	247,288	(447,977)
(Decrease) increase in liabilities
Accounts payable	(39,051)	(31,610)	96,533	(10,819)
Accounts payable and accrued expenses-related parties	24,201	43,962	5,054	3,211
Deferred lease liability	(25,394)
Accrued expenses	29,354	(46,305)	(91,031)	34,886
Net cash used in operating activities	(3,554,398)	(3,404,846)	(4,400,965)	(4,362,120)
CASH FLOWS FROM INVESTING ACTIVITIES
Cost of intangibles	(52,022)	(371,320)	(397,479)	(81,743)
Purchase of property and equipment	(215,513)	(897,774)	(1,037,384)	(183,789)
Sale of property and equipment		2,500	2,500
Net cash used in investing activities	(267,535)	(1,266,594)	(1,432,363)	(265,532)
CASH FLOWS FROM FINANCING ACTIVITIES
Exercise of options and warrants		161,500	161,500	502,500
Issuance of common stock, institutional investor	4,165,585	3,612,400	4,863,535	5,722,060
Repayment of equipment purchase payable	(350,500)	(380,470)	(499,409)	(71,425)
Net cash provided by financing activities	3,815,085	3,393,430	4,525,626	6,153,135
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(6,848)	(1,278,010)	(1,307,702)	1,525,483
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	2,174,625	3,482,327	3,482,327	1,956,844
CASH AND CASH EQUIVALENTS - END OF PERIOD	2,167,777	2,204,317	2,174,625	3,482,327
Supplemental Disclosure of Non-cash investing and financing activities:
Operating Lease - Right of Use - Building and Operating lease liability	885,094
Equipment acquisition funded by liability	$ 774,081			749,316
Common stock for service, paid in advance				$ 36,250